Investment in life insurance contract (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Carrying amount life insurance contract	$ 167	$ 163
Face amount	1,000
Change in fair value of life insurance contract	$ 4	$ 5	$ 5